Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Retained earnings	Unearned employee stock ownership plan (ESOP)	Treasury shares	Accumulated other comprehensive income (loss)	Total
Balance at Jun. 30, 2021	$ 86	$ 34,916	$ 20,364	$ (102)	$ (2,968)		$ 52,296
Net income			1,590				1,590
Allocation of ESOP shares		(24)		97			73
Acquisition of shares for treasury					(540)		(540)
Cash dividends of $0.40 per common share			(1,394)				(1,394)
Balance at Jun. 30, 2022	86	34,892	20,560	(5)	(3,508)		52,025
Net income			933				933
Allocation of ESOP shares		(1)		5			4
Acquisition of shares for treasury					(461)		(461)
Other comprehensive loss						(427)	(427)
Cash dividends of $0.40 per common share			(1,363)				(1,363)
Balance at Jun. 30, 2023	$ 86	$ 34,891	$ 20,130		$ (3,969)	$ (427)	$ 50,711